Significant accounting policies - Schedule of Useful Lives of Intangible Assets (Details)	12 Months Ended
Apr. 03, 2022
Software | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	5 years
Software | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	7 years
Intellectual property | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	1 year
Intellectual property | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	8 years